COMMITMENTS (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Jun. 30, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net		$ 4,000	$ 4,000
Defined Benefit Plan, Cost of Providing Special and Contractual Termination Benefits			240,000
Severance Costs			$ 120,000
Lease Expiration Term	July 2020